Deferred revenue and customer advances (Tables)	12 Months Ended
Mar. 31, 2023
Contract with Customer, Liability [Abstract]
Schedule of deferred revenue and customer advances

	As of March 31,
	2022	2023
	RMB	RMB
	(in millions)
Deferred revenue	32,085	35,350
Customer advances	38,388	39,505
	70,473	74,855
Less: current portion	(66,983)	(71,295)
Non-current portion	3,490	3,560